Acquisitions, Investments and Disposals - Additional Information (Detail)	12 Months Ended											12 Months Ended		0 Months Ended	12 Months Ended									2 Months Ended	1 Months Ended	3 Months Ended		4 Months Ended	0 Months Ended	12 Months Ended			0 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended				0 Months Ended				0 Months Ended				0 Months Ended	12 Months Ended				12 Months Ended			1 Months Ended
	Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2008 USD ($)	Dec. 07, 2013 USD ($)	Feb. 18, 2013 USD ($)	Feb. 15, 2013 USD ($)	Feb. 15, 2013 RON	Dec. 31, 2013 Net loss from discontinued operations [Member] USD ($)	Dec. 31, 2012 Net loss from discontinued operations [Member] USD ($)	Jul. 10, 2013 TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading [Member] USD ($)	Dec. 27, 2013 TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading [Member] USD ($)	Dec. 31, 2013 TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading [Member] USD ($)	Dec. 31, 2012 TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading [Member] USD ($)	Dec. 31, 2011 TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading [Member] USD ($)	Dec. 31, 2013 Administrative Staff [Member] Employees	Dec. 31, 2013 Southern Urals Nickel Plant (SUNP) [Member] USD ($)	Dec. 31, 2012 Southern Urals Nickel Plant (SUNP) [Member] USD ($)	Dec. 31, 2011 Southern Urals Nickel Plant (SUNP) [Member] USD ($)	Dec. 07, 2013 Interest-Free Loan Agreement [Member] USD ($)	Aug. 31, 2011 Razrez Tomusinsky [Member] USD ($)	Oct. 31, 2012 Izhstal [Member] USD ($)	Mar. 31, 2012 Beloretsk Metallurgical Plant (BMP) [Member] USD ($)	Mar. 31, 2013 Tomusinsk Open Pit Mine (TOPM) [Member] USD ($)	Nov. 30, 2013 Korshunov Mining Plant (KMP) [Member] USD ($)	Sep. 25, 2012 Cognor Stahlhandel GmbH (Cognor) [Member] USD ($)	Dec. 31, 2013 Cognor Stahlhandel GmbH (Cognor) [Member]	Dec. 31, 2012 Cognor Stahlhandel GmbH (Cognor) [Member] USD ($)	Dec. 31, 2011 Cognor Stahlhandel GmbH (Cognor) [Member]	Jul. 17, 2013 Lomprom Rostov [Member] USD ($)	Nov. 22, 2012 Lomprom Rostov [Member] USD ($)	Dec. 31, 2013 Lomprom Rostov [Member] USD ($)	Dec. 31, 2012 Lomprom Rostov [Member] USD ($)	Dec. 31, 2011 Lomprom Rostov [Member]	Dec. 07, 2013 Donetsk Electrometallurgical Plant (DEMP) [Member] USD ($)	Dec. 31, 2012 Donetsk Electrometallurgical Plant (DEMP) [Member] USD ($)	Dec. 31, 2013 Donetsk Electrometallurgical Plant (DEMP) [Member] USD ($)	Dec. 31, 2011 Donetsk Electrometallurgical Plant (DEMP) [Member]	Jul. 18, 2013 Invicta Merchant Bar Ltd. [Member] USD ($)	Dec. 31, 2013 Invicta Merchant Bar Ltd. [Member] USD ($)	Dec. 31, 2012 Invicta Merchant Bar Ltd. [Member] USD ($)	Dec. 31, 2011 Invicta Merchant Bar Ltd. [Member] USD ($)	Feb. 15, 2013 Mechel Targoviste S.A. [Member]	Dec. 31, 2013 Mechel Targoviste S.A. [Member]	Dec. 31, 2012 Mechel Targoviste S.A. [Member]	Dec. 31, 2011 Mechel Targoviste S.A. [Member]	Feb. 15, 2013 Mechel Campia Turzii S.A. [Member]	Dec. 31, 2013 Mechel Campia Turzii S.A. [Member]	Dec. 31, 2012 Mechel Campia Turzii S.A. [Member]	Dec. 31, 2011 Mechel Campia Turzii S.A. [Member]	Feb. 15, 2013 Ductil Steel S.A. [Member]	Dec. 31, 2013 Ductil Steel S.A. [Member]	Dec. 31, 2012 Ductil Steel S.A. [Member]	Dec. 31, 2011 Ductil Steel S.A. [Member]	Feb. 15, 2013 Laminorul [Member]	Dec. 31, 2013 Toplofikatsia Rousse (TPP Rousse) [Member] USD ($)	Dec. 31, 2012 Toplofikatsia Rousse (TPP Rousse) [Member] USD ($)	Dec. 31, 2011 Toplofikatsia Rousse (TPP Rousse) [Member] USD ($)	Dec. 13, 2012 Toplofikatsia Rousse (TPP Rousse) [Member]	Dec. 31, 2011 Southern Kuzbass Coal Company (SKCC) [Member] USD ($)	Dec. 31, 2013 Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2012 Southern Kuzbass Coal Company (SKCC) [Member]	Nov. 30, 2013 Mechel-Mining OAO [Member] USD ($)	Dec. 31, 2013 Mechel-Mining OAO [Member]	Dec. 31, 2012 Mechel-Mining OAO [Member]	Dec. 31, 2011 Mechel-Mining OAO [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Acquisition of interest																								0.03%	1.63%	0.03%	0.21%	4.40%	100.00%					100.00%				100.00%																									0.02%			1.31%
Date of acquisition of business interest																														Sep. 25, 2012					Nov. 22, 2012
Cash paid for acquisitions	$ 662,911,000																												$ 29,056,000					$ 100,000				$ 80,000,000																												$ 57,986,000
Goodwill arising from acquisition																													61,949,000					13,151,000
Goodwill impairment loss	38,310,000		156,447,000				0						82,742,000								6,950,000										62,118,000				2,597,000				205,522,000				2,768,000
Percentage of shares to be sold														100.00%																			100.00%									100.00%																				100.00%
Date of share sale agreement																Jul. 10, 2013																			Jul. 17, 2013								Jul. 18, 2013																Dec. 13, 2012
Cash consideration paid for shares																								4,000	595,000	33,000	33,000	29,158,000					517,000									1,668,000																		37,757,000			283,000			57,986,000
Accounts receivable to the disposal group discontinued operations															1,645,000		822,000			63,000	1,268,000																					8,000		183,000															16,920,000	18,388,000
Intragroup sales revenue															159,040,000		197,894,000	155,442,000		2,607,000	196,894,000	378,695,000														19,977,000							9,761,000	12,642,000	7,080,000														9,449,000	35,248,000	33,851,000
Long-lived assets impairment loss	151,068,000												13,031,000			32,712,000																											4,198,000
Amount paid as of date of disposal								20,000,000
Consideration outstanding																							60,000,000
Outstanding balance of loans																																								81,082,000
Intercompany purchases																																											18,000	4,551,000
Loan issued																																			6,121,000	4,720,000
Sale of stock, consideration received														425,000,000
Income tax	53,642,000	[1]	192,845,000	[1]	366,212,000	[1]									1,000,000
Reimbursement of cash expected to be received															15,096,000
Additional expenses related to bargain																8,738,000
Intragroup sales																5,063,000	7,675,000	11,400,000			75,401,000	149,956,000
Intragroup cost of sales																16,362,000	18,095,000	31,487,000		1,078,000	29,724,000	102,631,000
Intragroup related expenses																17,294,000	17,992,000	35,912,000			27,194,000	115,133,000
Impairment of mineral licenses																842,052,000
Revenue from re-sale of scrap to related parties																1,858,000	6,352,000	5,190,000			8,417,000	16,808,000
Staff curtailment																			274
Impairment of property, plant and equipment and nickel mineral license																				965,000	93,752,000
Sale of stock, percentage of ownership																																														86.60%				86.60%				100.00%				90.90%
Cash consideration related to disposal of shares										0.1	230.0
Discontinued operations fair value of net receivables
Discontinued operations, percentage of expected change in cash flows from a migration of activities	15.00%
Goodwill, gross amount	790,122,000		939,262,000
Goodwill, accumulated impairment losses	$ 102,359,000		$ 156,447,000
Interest in voting stock held by the Group																														100.00%	100.00%					100.00%			100.00%	100.00%	100.00%			100.00%	100.00%			86.60%	86.60%			86.60%	86.60%			100.00%	100.00%			100.00%	100.00%		96.60%	96.60%	96.60%		100.00%	98.69%	98.69%

[1]	See Note 19